Share-based compensation - Dividend equivalent rights - Cost related to non-vested awards expected (Details) - Dividend equivalent rights	Mar. 31, 2021 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2020	$ 163,856	[1]
Total	$ 163,856

[1]	Nine-month period ending December 31, 2021.5